S000045542 [Member] Annual Fund Operating Expenses - AB Small Cap Value Portfolio	Jun. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.06%
Component3 Other Expenses	0.08%	[1]
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.19%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.06%
Component3 Other Expenses	0.08%	[1]
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.94%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component3 Other Expenses	0.08%	[1]
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.94%

[1]	“Other Expenses” includes acquired fund fees and expenses totaling less than 0.01%.